Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) - Long Term Incentive Stock Option Plan [member] - Executives [member] pure in Millions, $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1.3
Fair value of stock options granted	$ 25